SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY:

A.	Share capital:

	Number of shares as of June 30, 2026		Number of shares as of December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	55,406,688	100,000,000	35,949,247

1.	On March 14, 2025, the Company entered into a sales agreement with A.G.P./Alliance Global Partners, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to the March 2025 ATM, having an aggregate offering price of up to $1,019. On April 10, 2025, the maximum aggregate offering amount was increased to $1,917. On July 1, 2025, the maximum aggregate offering amount was increased to $7,118. On September 16, 2025, the maximum aggregate offering amount was increased to a total of $14,687. As of December 31, 2025, the Company sold 5,485,898 Ordinary Shares under the March 2025 ATM for aggregate gross proceeds of approximately $4,888, before deducting offering costs of approximately $272.
2.	On August 8, 2025, the Company issued 100,000 Ordinary Shares to an advisor in connection with a consulting service agreement.
3.	On December 12, 2025, the Company issued 1,565,217 Ordinary Shares at a purchase price of $1.15 per ordinary share The gross proceeds received by the Company from the offering were $1,800.
4.	On December 17, 2025, the Company issued 218,627 Ordinary Shares, in connection with the commitment fees issuable pursuant to the terms of the SEPA.
5.	On February 5, 2026, the Company entered into a Securities Purchase Agreement with a single institutional investor, pursuant to which the Company issued and sold in a registered direct offering (i) 4,000,000 Ordinary Shares at an offering price of $0.70 per share and (ii) pre-funded warrants to purchase up to 2,785,715 Ordinary Shares at an offering price of $0.6999 per pre-funded warrant. Concurrently, in a private placement, the Company issued unregistered warrants to purchase up to 6,785,715 Ordinary Shares at an exercise price of $0.70 per share. The warrants become exercisable six months following issuance and expire five years from the initial exercise date. The aggregate gross proceeds from the offering were approximately $4,750, before deducting offering costs of approximately $485.

As of June 30, 2026, all the pre-funded warrants were exercised into ordinary shares.
6.	In connection with the February 2026 offering, the Company amended the terms of 3,031,250 Private Warrants originally issued in December 2023. The exercise price of the Private Warrants was reduced from $1.28 to $0.70 per share, the expiration date was extended from June 27, 2027 to February 5, 2031, and certain fundamental transaction and cashless exercise provisions were amended. Following the amendment, the Company concluded that the amended Private Warrants are indexed to the Company’s own stock and meet the conditions for equity classification and, accordingly, the Private Warrants were reclassified from financial liabilities to equity. As a result, the additional paid in capital increased in amount of $385.

As of June 30, 2026, all the warrants were exercised into 2,411,014 ordinary shares using cashless mechanism.

7.	In connection with the SEPA, the Company issued 245,098 Ordinary Shares on March 5, 2026 in settlement of the second tranche of the commitment fee. The SEPA was terminated in March 2026.

8.	On May 29, 2026, the Company entered into a Securities Purchase Agreement with a single institutional investor, pursuant to which the Company issued and sold in a private placement (i) 3,895,000 Ordinary Shares at a purchase price of $1.50 per share and (ii) pre-funded warrants to purchase up to 2,771,667 Ordinary Shares at a purchase price of $1.4999 per pre-funded warrant. Each pre-funded warrant is exercisable for one Ordinary Share at an exercise price of $0.0001 per share. The offering closed on June 1, 2026, and resulted in aggregate gross proceeds of approximately $10,000, before deducting offering costs of approximately $856.

As of June 30, 2026, all the pre-funded warrants were exercised into ordinary shares.

9.	During the six-month period, ended on June 30, 2026, 132,412 agent warrants were exercised using cashless mechanism to total of 60,661 ordinary shares and 3,451,572 ordinary warrants were exercised into 1,673,741 ordinary shares using cashless mechanism.

10.	During the six-month period ending June 30, 2026, the Company issued an aggregate amount of 1,430,066 Ordinary Shares in connection with vested RSUs and an additional 184,479 Ordinary Shares in connection with option exercised.

B. Warrants reserves - Composition and movements:

1.	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:

	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)
Balance as of December 31, 2025	5,936,690	2.49	0.8
Issued	12,343,097	0.38	5.1
Reclassification of private warrants from financial liability at fair value into equity	3,031,250	0.7	4.61
Exercised	(12,172,616)	0.5	1.17
Expired	(301,429)	1.1	-
Balance as of June 30, 2026	8,836,992	1.72	3.97

2.	The following table summarizes information about the Company’s outstanding warrants as of June 30, 2026.

Exercise Price	Warrants outstanding as of June 30, 2026	Expiration date
5.5	1,640,455	15/07/2026
6.875	145,455	15/01/2027
1.6	205,027	28/06/2027
1.56	60,340	14/06/2028
0.7	6,785,715	05/08/2031
Balance as of June 30, 2026	8,836,992

C. Loss per share:

Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended June 30, 2026	Year ended June 30, 2025
Loss for the period	6,354	6,398
Total number of Ordinary Shares	55,406,688	28,651,297
Weighted average number of Ordinary Shares	44,566,144	26,782,603
Basic and diluted loss per share	(0.14)	(0.24)